Stock-Based Compensation (Details) - Schedule of stock option activity - Jasper Therapeutics, Inc. [Member] - USD ($)	1 Months Ended			6 Months Ended	12 Months Ended
	Nov. 30, 2019	Nov. 29, 2019	Mar. 31, 2018	Jun. 30, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Shares Available for Grant at beginning				1,525,945	12,359,055
Number of Shares at beginning				10,565,957
Weighted Average Exercise Price at beginning (in Dollars per share)				$ 0.2
Weighted - Average Remaining Contractual Life (Years) at beginning	48 months	48 months	36 months	9 years 6 months 7 days
Aggregate Intrinsic Value at beginning (in Dollars)				$ 5,599,957
Shares Available for Grant at ending				1,009,766	1,525,945
Number of Shares at ending				10,734,454
Weighted Average Exercise Price at ending (in Dollars per share)				$ 0.23	$ 0.2
Weighted - Average Remaining Contractual Life (Years) at ending				9 years 21 days	9 years 6 months 7 days
Aggregate Intrinsic Value at ending (in Dollars)				$ 16,660,657	$ 5,599,957
Shares Available for Grant Options granted				(516,179)	(10,889,015)
Number of Shares Options granted				516,179	10,889,015
Weighted Average Exercise Price Options granted (in Dollars per share)				$ 0.73	$ 0.2
Shares Available for Grant Options exercised
Number of Shares Options exercised				(347,682)	(10,565,957)
Weighted Average Exercise Price Options exercised (in Dollars per share)				$ 0.2	$ 0.2
Number of Shares Vested and expected to vest				10,733,204	10,565,957
Weighted Average Exercise Price Vested and expected to vest (in Dollars per share)				$ 0.23	$ 0.2
Weighted - Average Remaining Contractual Life (Years) Vested and expected to vest				9 years 21 days	9 years 6 months 7 days
Aggregate Intrinsic Value Vested and expected to vest (in Dollars)				$ 16,658,717	$ 5,599,957
Number of Shares Exercisable				4,696,360	2,513,685
Weighted Average Exercise Price Exercisable (in Dollars per share)				$ 0.2	$ 0.2
Weighted - Average Remaining Contractual Life (Years) Exercisable				8 years 11 months 19 days	9 years 5 months 8 days
Aggregate Intrinsic Value Exercisable (in Dollars)				$ 7,407,183	$ 1,332,253